INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

Identifiable intangible assets consist of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	As of September 30, 2024
	Gross	Accumulated
	Amount	Amortization	Net Amount
Customer relationships	$1,071	$(487)	$584
Tradename	800	(252)	548
Noncompetition agreements	34	(18)	16
Intellectual property	35	(23)	13
Internally developed software	967	(276)	691
Total	$2,907	$(1,056)	$1,851

	As of December 31, 2023
	Gross	Accumulated
	Amount	Amortization	Net Amount
Customer relationships	$1,445	$(582)	$863
Tradename	923	(217)	706
Noncompetition agreements	126	(82)	44
Intellectual property	35	(20)	15
Internally developed software	440	(227)	213
Total	$2,969	$(1,128)	$1,841

Amortization expense was $0.1 million and $0.1 million for the three months ended September 30, 2024 and 2023, respectively. Amortization expense was $0.3 million and $0.4 million for the nine months ended September 30, 2024 and 2023, respectively. Amortization expense over the next five years and thereafter is expected to be as follows below. The below does not include $0.2 million of capitalized costs for internally developed software that are still in the development stage and not currently subject to amortization. Amortization expense over the next five years and thereafter is expected to be as follows (in thousands):

Nine months ending September 30, 2024	Amount
2024 (remainder)	$104
2025	344
2026	311
2027	253
2028	234
2029	179
Thereafter	254
Total	$1,679

ConnectM Before Business Combination
INTANGIBLE ASSETS

NOTE 8: INTANGIBLE ASSETS

Identifiable intangible assets consist of the following at December 31, 2023 and 2022:

	December 31, 2023
	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$1,445,000	$(582,256)	$862,744
Tradename	923,000	(216,501)	706,499
Noncompetition agreements	126,000	(82,037)	43,963
Intellectual property	35,186	(20,073)	15,113
Internally developed software	439,617	(227,061)	212,556
Total	$2,968,803	$(1,127,928)	$1,840,875

	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$1,523,000	$(379,742)	$1,143,258
Tradename	999,000	(173,777)	825,223
Noncompetition agreements	169,000	(77,282)	91,718
Intellectual property	35,186	(15,613)	19,573
Internally developed software	400,754	(138,967)	261,787
Total	$3,126,940	$(785,381)	$2,341,559

Intangible assets are amortized over their estimated useful lives of 3 to 15 years using the straight-line method. Amortization expense was $517,175 and $352,593 for the years ended December 31, 2023 and 2022, respectively. Amortization expense over the next five years and thereafter is expected to be as follows below. The below does not include $97,446 of capitalized costs for internally developed software that are still in the development stage and not currently subject to amortization.

Year ending December 31,	Amount
2024	$420,676
2025	306,065
2026	240,851
2027	184,593
2028	156,170
Thereafter	435,074
Total	$1,743,429

Impairment of Long-Lived Assets Other than Goodwill

During the fourth quarter of 2022, the Company determined that based on recent recurring losses and negative financial performance, the carrying value of certain definite-lived customer relationship, tradename and noncompetition agreement intangible assets may not be recoverable. As a result, the Company performed a recoverability test on certain asset groups containing definite-lived intangible assets. The Company evaluated the recoverability of the related intangible assets to be held and used by using level 3 inputs and comparing the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset to determine if the carrying value is not recoverable. The recoverability test indicated that the DT reporting unit and specifically, one customer relationship, tradename and noncompetition agreement intangible asset were impaired. As a result, the Company recorded customer relationship, tradename, and noncompetition intangible asset impairments of $41,747, $55,569 and $1,247, respectively, during the year ended December 31, 2022. During the fourth quarter of 2023, the Company determined that based upon the contractual terms of its noncompete agreement acquired in connection with the acquisition of FSP, the noncompete was deemed to be impaired. As a result, the Company recorded a noncompetition intangible asset impairment of $24,750 during the year ended December 31, 2023. These impairments are recorded within the caption “Loss on Impairment” in the consolidated statement of operations and comprehensive loss.